BLUE STAR ENTERTAINMENT TECHNOLOGIES, INC- STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	6 Months Ended	43 Months Ended
	Dec. 31, 2011	Dec. 31, 2011
Net loss	$ (19,782)	$ (103,989)
Increase (decrease) in Accrued Expenses	500	1,455
Increase (decrease) in accounts payable	3,343	3,343
Increase in related party payable	(31,900)	21,532
Net cash used in operating activities	(51,039)	(81,039)
Issuance of shares in debt cancellation	53,252	53,252
Issuance of shares for services	1,200	1,200
Proceeds from issuance of stock		30,000
Net cash provided by financing activities	54,452	84,452
Net increase in cash	3,413	3,413
Cash at end of period	3,413	3,413
Inssuance of common stock for professional and consulting services	$ 1,200	$ 1,200